TETON Westwood Equity Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
__________
Shares
Market
Value
COMMON STOCKS — 99 .8%
Aerospace — 1 .8%
4,590 L3Harris Technologies Inc. ............................... $ 978,772
Automotive — 2 .0%
18,485 General Motors Co. † .......................................... 1,083,776
Banking — 3 .8%
24,039 Bank of America Corp. ...................................... 1,069,495
9,625 Western Alliance Bancorp ................................. 1,036,131
2,105,626
Business Services — 2 .0%
5,089 Visa Inc. , Cl. A .................................................... 1,102,837
Computer Software and Services — 10 .0%
13,226 Activision Blizzard Inc. ..................................... 879,926
413 Alphabet Inc. , Cl. A † ......................................... 1,196,477
26,508 Cisco Systems Inc. ............................................. 1,679,812
5,218 Microsoft Corp. .................................................. 1,754,918
5,511,133
Diversified Industrial — 11 .5%
9,740 Eaton Corp. plc .................................................. 1,683,267
4,858 Honeywell International Inc. ............................ 1,012,941
34,751 Huntsman Corp. ................................................ 1,212,115
5,683 The Middleby Corp. † ........................................ 1,118,187
54,509 Vertiv Holdings Co. ........................................... 1,361,090
6,387,600
Electronics — 2 .6%
16,175 Microchip Technology Inc. ................................ 1,408,195
Energy and Energy Services — 3 .3%
12,079 EOG Resources Inc. ........................................... 1,072,977
10,336 Valero Energy Corp. .......................................... 776,337
1,849,314
Energy: Integrated — 4 .2%
9,238 DTE Energy Co. ................................................. 1,104,311
13,201 NextEra Energy Inc. .......................................... 1,232,445
2,336,756
Energy: Oil — 3 .9%
7,147 Chevron Corp. ................................................... 838,700
18,489 ConocoPhillips ................................................... 1,334,536
2,173,236
Entertainment — 1 .3%
4,660 The Walt Disney Co. † ........................................ 721,787
Financial Services — 18 .0%
18,930 American International Group Inc. .................. 1,076,360
3,891 Berkshire Hathaway Inc. , Cl. B † ....................... 1,163,409
8,372 Blackstone Inc. ................................................... 1,083,253
8,196 Intercontinental Exchange Inc. ......................... 1,120,967
20,553 The Charles Schwab Corp. ................................ 1,728,507
4,233 The Goldman Sachs Group Inc. ........................ 1,619,334
5,451 The PNC Financial Services Group Inc. ........... 1,093,035
10,794 The Progressive Corp. ....................................... 1,108,004
9,992,869
Food and Beverage — 2 .1%
6,691 PepsiCo Inc. ........................................................ 1,162,294
Health Care — 12 .3%
5,826 Becton, Dickinson and Co. ................................ 1,465,122
Shares
Market
Value
15,278 Gilead Sciences Inc. ........................................... $ 1,109,336
5,047 McKesson Corp. ................................................. 1,254,533
11,345 Medtronic plc ..................................................... 1,173,640
3,620 UnitedHealth Group Inc. .................................. 1,817,747
6,820,378
Real Estate — 4 .3%
5,579 Alexandria Real Estate Equities Inc. , REIT ...... 1,243,894
6,633 Prologis Inc. , REIT ............................................. 1,116,732
2,360,626
Retail — 10 .7%
17,644 CVS Health Corp. .............................................. 1,820,155
5,404 Dollar General Corp. ......................................... 1,274,425
2,702 The Home Depot Inc. ........................................ 1,121,357
11,808 Walmart Inc. ....................................................... 1,708,500
5,924,437
Semiconductors — 1 .9%
1,348 ASML Holding NV ............................................ 1,073,197
Telecommunications — 1 .8%
8,392 T-Mobile US Inc. † .............................................. 973,304
Transportation — 2 .3%
5,135 Union Pacific Corp. ............................................ 1,293,661
TOTAL COMMON STOCKS ......................... 55,259,798
SHORT TERM INVESTMENT — 0 .2%
Other Investment Companies — 0 .2%
126,892 Dreyfus Treasury Securities Cash
Management , 0.010% * .................................... 126,892
TOTAL INVESTMENTS — 100.0%
(Cost $ 42,761,473 ) ........................................... $ 55,386,690
* 1 day yield as of December 31, 2021.
† Non-income producing security.
REIT Real Estate Investment Trust